SHARE CAPITAL - Disclosure of detailed information about options, valuation assumptions (Details)	12 Months Ended
	Dec. 31, 2025 CAD ($) Year	Dec. 31, 2024 CAD ($) Year
Disclosure Of Classes Of Share Capital [Abstract]
Weighted-average fair value of options | $	$ 2.53	$ 1.4
Risk-free interest rate	2.48%	3.75%
Expected dividend yield	0.00%	0.00%
Expected stock price volatility	63.00%	62.00%
Expected options life in years | Year	3.63	3.52